PIMCO Funds

Supplement Dated May 15, 2026 to the Quantitative Strategies Prospectus (the “Prospectus”) dated August 1, 2025, as supplemented from time to time

Disclosure Related to PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”)

Effective August 1, 2026, PIMCO TRENDS Managed Futures Strategy Fund is re-named PIMCO TRENDS Fund. Therefore, effective August 1, 2026, all references to PIMCO TRENDS Managed Futures Strategy Fund in the Prospectus are replaced with PIMCO TRENDS Fund.

Investors Should Retain This Supplement for Future Reference

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